CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss)/income	$ 172,554	$ 174,348	$ (12,905)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	49,518	52,364	54,269
Gain on sale of assets	0	(11,579)	0
Unrealized loss on inventory valuation	3,570	0	241
Amortization and write-off of deferred finance charges	2,008	2,898	1,726
Unrealized loss/(gain) on derivatives	4,666	(8,438)	1,704
Unrealized foreign exchange (gain)/loss	(5,316)	794	(254)
Share based compensation	120	120	120
Change in:
Accounts receivable	1,607	(3,198)	10,475
Due from Manager	(22)	48	510
Inventories	(13,176)	3,902	(3,531)
Accrued revenue	60	(315)	(19)
Prepaid expenses and other current assets	(2,280)	351	436
Due to Manager	7	51	(9)
Trade accounts payable	505	(3,988)	2,455
Accrued liabilities	4,669	(829)	1,049
Non current assets & Other liabilities	1,709	1,435	1,038
Unearned revenue	(2,153)	9,244	6,071
Net Cash Provided by Operating Activities	218,046	217,208	63,376
Cash Flows from Investing Activities:
Vessel advances	(183,276)	(109,230)	(50,444)
Proceeds from sale of assets	16,930	107,084	0
Increase in bank time deposits	(79,817)	(2,310)	(93,793)
Maturity of bank time deposits	16,759	13,010	109,453
Net Cash (Used in)/Provided by Investing Activities	(229,404)	8,554	(34,784)
Cash Flows from Financing Activities:
Proceeds from long-term debt	259,575	178,800	92,400
Principal payments of long-term debt	(191,302)	(434,746)	(81,995)
Dividends paid	(33,626)	(11,198)	(11,497)
Payment of deferred financing costs	(6,405)	(2,425)	(1,762)
Finance lease payments	(21,971)	(9,786)	0
Payment of common stock offering expenses	0	(381)	(338)
Preferred stock redemption expenses	(7)	0	0
Repurchase of common stock	(9,051)	0	(6,012)
Repurchase of preferred stock	0	0	(89)
Redemption of preferred stock	(37,314)	(17,707)	0
Proceeds on issuance of common stock	0	71,537	0
Net Cash Used in Financing Activities	(40,101)	(225,906)	(9,293)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(51,459)	(144)	19,299
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(709)	(794)	254
Cash, cash equivalents and restricted cash at beginning of year	111,254	112,192	92,639
Cash, cash equivalents and restricted cash at end of year	59,086	111,254	112,192
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	13,670	13,693	20,943
Non Cash Investing and Financing Activities:
Unpaid financing fees	180	1,303	111
Part payment of vessel advances through issuance of common stock and preferred stock	0	0	3,300
Unpaid dividend on preferred stock	0	0	134
Unpaid common stock offering expenses	0	0	56
Unpaid capital expenditure	3,704	1,482	964
Right of use asset recognized	0	32,107	0
Unpaid Lease liability on initial recognition	0	22,757	0
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash and cash equivalents	49,186	101,004	90,038
Restricted cash – Current assets	1,000	0	3,400
Restricted cash – Non current assets	8,900	10,250	18,754
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 59,086	$ 111,254	$ 112,192